Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by industry (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
On-balance sheet
Cash and balances at central banks	£ 136,359	£ 171,036	[1],[2]	£ 102,328
Cash collateral and settlement balance assets	74,352	77,172	[1]
Loans and advances at amortised cost	136,959	324,590	[1]
Reverse repurchase agreements and other similar secured lending	1,613	12,546	[1]
Trading portfolio assets	104,038	113,755	[1]
Financial assets at fair value through the income statement	145,250	116,282	[1]
Derivative financial instruments	222,683	237,987	[1]
Financial assets at fair value through other comprehensive income	44,994	0	[1]
Assets	877,700	1,129,343	[1]
Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	136,359	171,036	[3]
Cash collateral and settlement balance assets	74,352	77,172	[3]
Loans and advances at amortised cost	136,959	324,590	[3]
Reverse repurchase agreements and other similar secured lending	1,613	12,546	[3]
Trading portfolio assets	104,038	113,755	[3]
Financial assets at fair value through the income statement	145,250	116,282	[3]
Derivative financial instruments	222,683	237,987	[3]
Financial assets at fair value through other comprehensive income	44,994
Other assets	699	2,994
Assets	877,700	1,129,343	[3]
Off-balance sheet
Contingent liabilities	19,394	19,012
Total off-balance sheet	277,162	334,585
Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	136,359	171,036
Cash collateral and settlement balance assets	74,352	77,172
Loans and advances at amortised cost	136,959	324,590
Reverse repurchase agreements and other similar secured lending	1,613	12,546
Trading portfolio assets	64,368	54,335
Financial assets at fair value through the income statement	140,078	111,611
Derivative financial instruments	222,683	237,987
Financial assets at fair value through other comprehensive income	44,983
Financial investments - debt securities		57,129
Other assets	699	2,994
Assets	822,094	1,049,400
Off-balance sheet
Contingent liabilities	19,394	19,012
Loan commitments	257,768	315,573
Total off-balance sheet	277,162	334,585
Total	1,099,256	1,383,985
Banks [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	17,294	18,395
Loans and advances at amortised cost	9,692	9,931
Reverse repurchase agreements and other similar secured lending	1,369	7,241
Trading portfolio assets	3,502	4,683
Financial assets at fair value through the income statement	30,374	21,468
Derivative financial instruments	123,999	126,248
Financial assets at fair value through other comprehensive income	11,066
Financial investments - debt securities		10,193
Other assets	288	2,229
Assets	197,584	200,388
Off-balance sheet
Contingent liabilities	939	1,572
Loan commitments	1,265	1,550
Total off-balance sheet	2,204	3,122
Total	199,788	203,510
Other financial institutions [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	48,340	48,586
Loans and advances at amortised cost	17,734	26,338
Reverse repurchase agreements and other similar secured lending	169	4,844
Trading portfolio assets	9,550	10,666
Financial assets at fair value through the income statement	96,708	78,506
Derivative financial instruments	80,302	87,466
Financial assets at fair value through other comprehensive income	1,880
Financial investments - debt securities		1,379
Other assets	411	744
Assets	255,094	258,529
Off-balance sheet
Contingent liabilities	3,841	3,556
Loan commitments	42,844	31,427
Total off-balance sheet	46,685	34,983
Total	301,779	293,512
Manufacturing [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	498	124
Loans and advances at amortised cost	8,379	9,125
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	3,825	3,311
Financial assets at fair value through the income statement	0	38
Derivative financial instruments	2,390	2,383
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	15,092	14,981
Off-balance sheet
Contingent liabilities	3,470	3,236
Loan commitments	39,827	38,105
Total off-balance sheet	43,297	41,341
Total	58,389	56,322
Construction and Property [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	75	233
Loans and advances at amortised cost	13,143	23,473
Reverse repurchase agreements and other similar secured lending	37	153
Trading portfolio assets	897	807
Financial assets at fair value through the income statement	5,371	4,666
Derivative financial instruments	1,974	2,103
Financial assets at fair value through other comprehensive income	200
Financial investments - debt securities		0
Other assets	0	0
Assets	21,697	31,435
Off-balance sheet
Contingent liabilities	626	675
Loan commitments	12,280	12,956
Total off-balance sheet	12,906	13,631
Total	34,603	45,066
Government and central bank [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	136,359	171,036
Cash collateral and settlement balance assets	6,470	8,219
Loans and advances at amortised cost	3,474	9,097
Reverse repurchase agreements and other similar secured lending	38	307
Trading portfolio assets	34,817	26,030
Financial assets at fair value through the income statement	5,295	4,812
Derivative financial instruments	5,987	5,811
Financial assets at fair value through other comprehensive income	31,701
Financial investments - debt securities		44,780
Other assets	0	21
Assets	224,141	270,113
Off-balance sheet
Contingent liabilities	980	8
Loan commitments	1,629	384
Total off-balance sheet	2,609	392
Total	226,750	270,505
Energy and water [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	386	585
Loans and advances at amortised cost	5,442	5,519
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	4,202	3,900
Financial assets at fair value through the income statement	31	2
Derivative financial instruments	2,791	8,179
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		103
Other assets	0	0
Assets	12,852	18,288
Off-balance sheet
Contingent liabilities	3,491	2,605
Loan commitments	26,520	31,702
Total off-balance sheet	30,011	34,307
Total	42,863	52,595
Wholesale and retail distribution and leisure [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	223	75
Loans and advances at amortised cost	9,678	12,375
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	1,202	598
Financial assets at fair value through the income statement	13	3
Derivative financial instruments	486	576
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	11,602	13,627
Off-balance sheet
Contingent liabilities	952	969
Loan commitments	14,127	14,507
Total off-balance sheet	15,079	15,476
Total	26,681	29,103
Business and other services [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	717	577
Loans and advances at amortised cost	17,222	19,906
Reverse repurchase agreements and other similar secured lending	0	1
Trading portfolio assets	3,481	3,324
Financial assets at fair value through the income statement	1,881	2,083
Derivative financial instruments	2,012	3,096
Financial assets at fair value through other comprehensive income	136
Financial investments - debt securities		674
Other assets	0	0
Assets	25,449	29,661
Off-balance sheet
Contingent liabilities	3,455	4,947
Loan commitments	21,702	34,415
Total off-balance sheet	25,157	39,362
Total	50,606	69,023
Home loans [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances at amortised cost	13,160	147,002
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	128
Financial assets at fair value through the income statement	405	28
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	13,565	147,158
Off-balance sheet
Contingent liabilities	0	4
Loan commitments	1,409	10,785
Total off-balance sheet	1,409	10,789
Total	14,974	157,947
Cards, unsecured loans and other personal lending [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances at amortised cost	32,818	54,205
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	32,818	54,205
Off-balance sheet
Contingent liabilities	116	389
Loan commitments	71,781	126,169
Total off-balance sheet	71,897	126,558
Total	104,715	180,763
Other [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	349	378
Loans and advances at amortised cost	6,217	7,619
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,892	888
Financial assets at fair value through the income statement	0	5
Derivative financial instruments	2,742	2,125
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	12,200	11,015
Off-balance sheet
Contingent liabilities	1,524	1,051
Loan commitments	24,384	13,573
Total off-balance sheet	25,908	14,624
Total	£ 38,108	£ 25,639

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.